Transactions with related parties - Optional Vessel acquisitions from Sponsor/ Omnibus Agreement (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 06, 2018	Mar. 30, 2017	Apr. 12, 2016	Dec. 31, 2017 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Debt instrument, remaining borrowing capacity				$ 0		$ 0
Amended Omnibus Agreement | Legal right to acquire Sponsor's interests in Additional Optional Vessels
Related Party Transaction [Line Items]
Percentage of ownership in entity			49.00%
LNG Carrier Capacity			172,000
Number Of Vessels			5
Vessel Type			ARC7 LNG carrier
$200 Million Term Loan Facility
Related Party Transaction [Line Items]
Debt instrument, remaining borrowing capacity							$ 66,700
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests in Initial Optional Vessels
Related Party Transaction [Line Items]
Number Of Vessels				4
Lena River
Related Party Transaction [Line Items]
Percentage of ownership in entity					100.00%
LNG Carrier Capacity				155,000
Delivery Date				December 2015
Consideration for vessel and related time charter					$ 240,000
Lena River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due					$ 35,000
Additional Optional Vessels
Related Party Transaction [Line Items]
Delivery Date				late 2017 and early 2018
Number Of Vessels				2
Clean Ocean and Clean Planet | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Number Of Vessels		2
Purchase option period, Expiration date		Mar. 31, 2018
Clean Horizon and Clean Vision | Subsequent Event | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Purchase option period, Expiration date	Dec. 31, 2018